FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2023
FINANCE LEASES
Summary of carrying amount in the financial position

	12/31/2023	12/31/2022
Right-of-use asset
Land and buildings (Gross carrying amount)	9,588,345	16,891,897
Lease liability
Current	1,844,502	2,991,612
Non-current	1,013,003	1,892,699
Total	2,857,505	4,884,311

Summary of amounts charged in the income statement

Items	12/31/2023
Right-of-use assets – Depreciation	6,480,621
Interest expenses on lease liabilities (Other operating expenses)	33,690

Summary of breakdown of financial lease receivables

Financial Lease Receivables	12/31/2023	12/31/2022
Up to 1 year	13,745,706	23,887,476
More than a year up to two years	11,549,927	21,379,019
From two to three years	7,928,815	14,563,649
From three to five years	3,497,498	8,734,999
More than five years	2,349	638,344
Total	36,724,295	69,203,487
Unearned financial income	(16,732,515)	(35,917,183)
Net investment in the lease	19,991,780	33,286,304

Summary of breakdown of operating lease receivables

Operating Lease Receivables	12/31/2023	12/31/2022
Up to 1 year	212,663	174,102
More than a year up to two years	132,019	233,334
From two to three years	33,990	84,510
Total	378,672	491,946